Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment reporting
Schedule of revenue from contract with customer and other income by nature

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Collaborative research funding	—	115,277	—	348,757
Fair value of services received at zero cost from Neurosterix Group	34,505	—	105,560	—
Other service income	1,870	—	1,870	1,430
Total	36,375	115,277	107,430	350,187

Schedule of revenue from contract with customer and other income by major counterparties

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Indivior PLC	—	115,277	—	348,757
Neurosterix Group	34,505	—	105,560	—
Other counterparties	1,870	—	1,870	1,430
Total	36,375	115,277	107,430	350,187

Schedule of geographical areas

	June 30,	December 31,
	2025	2024
Switzerland	5,848,099	7,136,602
France	336	338
Total	5,848,435	7,136,940

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Switzerland	765,310	1,010,390	1,439,158	2,031,464
United States of America	2,840	2,371	5,155	4,017
France	1,123	1,832	2,277	2,114
Total operating costs (note 18)	769,273	1,014,593	1,446,590	2,037,595